Summary of significant accounting policies - Property and equipment and Intangible assets (Details)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Intangible assets, estimated useful life	3 years
Machinery and electronic equipment | Minimum
Summary of significant accounting policies
Estimated Useful Life	3 years
Machinery and electronic equipment | Maximum
Summary of significant accounting policies
Estimated Useful Life	10 years
Transportation vehicles
Summary of significant accounting policies
Estimated Useful Life	4 years
Office and other equipment
Summary of significant accounting policies
Estimated Useful Life	5 years